GENERAL (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 item	Dec. 31, 2018 item
Concentration Risk [Line Items]
Impairment loss | $	$ 247
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of major customers | item		2	2
Threshold percentage for disclosure		10.00%	10.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Major customer one [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	18.00%	18.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Major customer two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.00%	16.00%